ORDINARY SHARES - Textual information (Details) - Ordinary Shares - Ordinary share capital - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares issued [abstract]
Issued and fully paid (in shares)	536,963,471	477,825,166
Issued in the period (in shares)	59,138,305
Par value per share (in $ per share)	$ 0.001	$ 0.001